[Annotated Form N-Q]

UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-08388
MORGAN STANLEY ASIA-PACIFIC FUND, INC.
(Exact name of registrant as specified in charter)
1221 AVENUE OF THE AMERICAS 5th FLOOR NEW YORK, NY		10020
(Address of principal executive offices)		(Zip code)
RONALD E. ROBISON 1221 AVENUE OF THE AMERICAS 5th FLOOR NEW YORK, NY, 10020
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-800-221-6726

Date of fiscal year end:	12/31

Date of reporting period:	9/30/06

Item 1.  Schedule of Investments.

The Fund’s schedule of investment as of the close of the reporting period prepared pursuant to Rule 12-12 Regulation S-X is as follows:

Morgan Stanley Asia-Pacific Fund, Inc.

Third Quarter Report

September 30, 2006 (unaudited)

Portfolio of Investments

		Value
	Shares	(000)
COMMON STOCKS (97.0%) (Unless Otherwise Noted)
Australia (10.5%)
Beverages
Foster’s Group Ltd.	798,150	$3,831
Lion Nathan Ltd.	178,700	1,079
McGuigan Simeon Wines Ltd.	359,500	656
		5,566
Capital Markets
Macquarie Bank Ltd.	52,550	2,708
Commercial Banks
Australia & New Zealand Banking Group Ltd.	238,909	4,783
Commonwealth Bank of Australia	39,650	1,352
National Australia Bank Ltd.	211,650	5,789
Westpac Banking Corp.	250,450	4,239
		16,163
Food & Staples Retailing
Metcash Ltd.	650,700	2,105
Health Care Providers & Services
DCA Group Ltd.	404,800	1,035
Hotels, Restaurants & Leisure
Tattersall’s Ltd.	1,165,600	3,110
Industrial Conglomerates
Wesfarmers Ltd.	166,150	4,325
Insurance
AMP Ltd.	567,000	3,778
Insurance Australia Group Ltd.	338,100	1,330
QBE Insurance Group Ltd.	103,050	1,882
		6,990
Metals & Mining
BHP Billiton Ltd.	479,377	9,157
Rio Tinto Ltd.	56,700	2,962
		12,119
Oil, Gas & Consumable Fuels
Caltex Australia Ltd.	187,050	3,332
Origin Energy Ltd.	576,350	2,865
		6,197
Paper & Forest Products
Great Southern Plantations Ltd.	235,400	437
Gunns Ltd.	627,200	1,197
		1,634
Real Estate
Westfield Group	235,000	3,296
Textiles, Apparel & Luxury Goods
Billabong International Ltd.	315,750	3,448
Transportation Infrastructure
Macquarie Airports	411,600	942
Macquarie Infrastructure Group	318,800	760
Sydney Roads Group (a)	106,266	88
		1,790
		70,486
China (5.9%)
Airlines
Air China Ltd., ‘H’	3,980,000	1,717
Commercial Banks
Bank of China Ltd. (a)	7,890,000	3,393
China Construction Bank, ‘H’ (c)	20,448,000	8,845
China Merchants Bank Co., Ltd. (a)	142,500	201
		12,439
Food Products

Global Bio-Chem Technology Group Co., Ltd.	1,502,000	420
Health Care Equipment & Supplies
Moulin Global Eyecare Holdings (a)(b)(f)	1,616,000	@—
Hotels, Restaurants & Leisure
China Travel International Investment Hong Kong Ltd.	5,263,000	1,162
Household Durables
Grande Holdings Ltd.	735,000	295
Independent Power Producers & Energy Traders
China Resources Power Holdings Co.	1,400,000	1,481
Insurance
China Life Insurance Co., Ltd., ‘H’	1,454,000	2,844
PICC Property & Casualty Co., Ltd., ‘H’ (a)	5,762,000	2,108
Ping An Insurance Group Co. of China Ltd., ‘H’	1,017,000	3,655
		8,607
Oil, Gas & Consumable Fuels
China Petroleum & Chemical Corp., ‘H’	474,000	294
PetroChina Co., Ltd., ‘H’	3,052,000	3,283
		3,577
Specialty Retail
GOME Electrical Appliances Holdings Ltd.	2,548,000	2,067
Textiles, Apparel & Luxury Goods
Victory City International Holdings Ltd.	3,052,000	991
Wireless Telecommunication Services
China Mobile Hong Kong Ltd.	972,000	6,868
		39,624
Hong Kong (4.4%)
Commercial Banks
BOC Hong Kong Holdings Ltd.	1,172,000	2,633
Dah Sing Financial Holdings Ltd.	53,600	482
		3,115
Electronic Equipment & Instruments
Kingboard Chemical Holdings Ltd.	558,000	2,009
Household Durables
Samson Holding Ltd.	3,760,000	1,810
Techtronic Industries Co.	1,977,000	2,919
		4,729
Industrial Conglomerates
Hutchison Whampoa Ltd.	206,000	1,819
Real Estate
Cheung Kong Holdings Ltd.	192,000	2,062
Great Eagle Holdings Ltd.	516,000	1,881
Hysan Development Co., Ltd.	477,000	1,223
New World Development Ltd.	2,416,800	4,163
Swire Pacific Ltd., ‘A’	147,000	1,536
		10,865
Specialty Retail
Esprit Holdings Ltd.	748,500	6,826
		29,363
India (1.6%)
Commercial Banks
Punjab National Bank Ltd. (b)	241,000	2,900
Electrical Equipment
Bharat Heavy Electricals Ltd.	156,637	8,182
		11,082
Indonesia (2.4%)
Automobiles
PT Astra International Tbk	1,200,500	1,620
Commercial Banks
Bank Central Asia Tbk PT	4,557,500	2,384
Bank Internasional Indonesia Tbk PT	1,395,500	29
Bank Mandiri Persero Tbk PT	3,160,500	797
Bank Rakyat Indonesia PT	4,027,000	2,139
		5,349
Diversified Telecommunication Services
Telekomunikasi Indonesia Tbk PT	4,508,000	4,129
Gas Utilities

Perusahaan Gas Negara PT	644,500	842
Machinery
United Tractors Tbk PT	4,119,500	2,702
Multiline Retail
Mitra Adiperkasa Tbk PT	5,554,800	602
Real Estate
Kawasan Industries Jababeka Tbk PT	63,752,000	864
		16,108
Japan (48.1%)
Auto Components
Toyoda Gosei Co., Ltd	48,500	1,068
Automobiles
Nissan Motor Co., Ltd.	907,800	10,167
Suzuki Motor Corp.	267,800	6,801
Toyota Motor Corp.	209,700	11,397
Yamaha Motor Co., Ltd.	219,100	5,806
		34,171
Building Products
Daikin Industries Ltd.	204,100	6,047
Nippon Sheet Glass Co., Ltd.	455,000	2,138
Sanwa Shutter Corp.	474,000	2,689
		10,874
Chemicals
Daicel Chemical Industries Ltd.	636,000	4,410
Denki Kagaku Kogyo KK	1,102,000	4,273
Kaneka Corp.	505,000	4,779
Lintec Corp.	150,700	3,489
Mitsubishi Chemical Holdings Corp.	753,000	4,717
Nifco, Inc.	157,800	3,420
Shin-Etsu Polymer Co., Ltd.	253,600	3,645
Teijin Ltd.	765,000	4,119
Toyo Ink Manufacturing Co., Ltd.	375,000	1,467
		34,319
Commercial Services & Supplies
Dai Nippon Printing Co., Ltd.	306,000	4,722
Nissha Printing Co., Ltd.	36,100	1,638
		6,360
Computers & Peripherals
Fujitsu Ltd.	1,006,000	8,295
Mitsumi Electric Co., Ltd.	238,800	3,295
NEC Corp.	1,212,000	6,659
Toshiba Corp.	1,273,000	8,255
		26,504
Construction & Engineering
Kyudenko Corp.	241,000	1,249
Maeda Road Construction Co., Ltd.	188,000	1,362
Obayashi Corp.	632,000	4,451
Sanki Engineering Co., Ltd.	92,000	547
		7,609
Consumer Finance
Hitachi Capital Corp.	203,900	3,884
Diversified Telecommunication Services
Nippon Telegraph & Telephone Corp.	881	4,326
Electric Utilities
Tokyo Electric Power Co., Inc.	133,600	3,845
Electrical Equipment
Furukawa Electric Co., Ltd.	877,000	5,791
Electronic Equipment & Instruments
Hitachi Ltd.	1,079,000	6,294
Kyocera Corp.	79,000	6,761
Ryosan Co., Ltd.	108,500	2,783
TDK Corp.	78,300	6,271
		22,109
Food & Staples Retailing
FamilyMart Co., Ltd.	154,300	4,219
Food Products

House Foods Corp.	124,700	2,059
Nippon Meat Packers, Inc.	291,000	3,269
		5,328
Household Durables
Casio Computer Co., Ltd.	304,900	6,143
Matsushita Electric Industrial Co., Ltd.	495,000	10,476
Rinnai Corp.	77,900	2,229
Sekisui Chemical Co., Ltd.	543,000	4,578
Sekisui House Ltd.	333,000	5,038
Sony Corp.	129,800	5,253
		33,717
Leisure Equipment & Products
Fuji Photo Film Co., Ltd.	180,700	6,593
Yamaha Corp.	259,100	5,451
		12,044
Machinery
Amada Co., Ltd.	458,000	4,598
Daifuku Co., Ltd.	304,000	3,832
Fuji Machine Manufacturing Co., Ltd.	139,300	2,671
Fujitec Co., Ltd.	205,000	1,283
Kurita Water Industries Ltd.	236,800	4,591
Minebea Co., Ltd.	613,000	3,352
Mitsubishi Heavy Industries Ltd.	1,523,000	6,305
Tsubakimoto Chain Co.	627,000	2,893
		29,525
Media
Toho Co., Ltd.	89,700	1,822
Metals & Mining
Mitsui Mining & Smelting Co.	300,000	1,546
Nippon Steel Corp.	409,000	1,683
		3,229
Office Electronics
Canon, Inc.	227,300	11,853
Ricoh Co., Ltd.	415,000	8,256
		20,109
Pharmaceuticals
Astellas Pharmaceutical, Inc.	157,300	6,325
Daiichi Sankyo Co., Ltd.	240,100	6,809
Ono Pharmaceutical Co., Ltd.	103,900	4,627
		17,761
Road & Rail
East Japan Railway Co.	633	4,426
Semiconductors & Semiconductor Equipment
Rohm Co., Ltd.	42,100	3,910
Software
Nintendo Co., Ltd.	55,300	11,395
Textiles, Apparel & Luxury Goods
Nisshinbo Industries, Inc.	236,000	2,491
Trading Companies & Distributors
Hitachi High-Technologies Corp.	87,100	2,463
Mitsubishi Corp.	404,700	7,606
Nagase & Co., Ltd.	201,000	2,501
		12,570
		323,406
Malaysia (0.7%)
Construction & Engineering
Gamuda Bhd	1,602,000	1,746
Road Builder (Malaysia) Holdings Bhd	1,062,500	758
		2,504
Electric Utilities
Tenaga Nasional Bhd	585,000	1,539
Real Estate
Bandar Raya Developments Bhd	2,589,200	730
		4,773
Pakistan (0.5%)
Commercial Banks

National Bank of Pakistan	383,280	1,603
Diversified Telecommunication Services
Pakistan Telecom Co., Ltd.	1,305,400	887
Oil, Gas & Consumable Fuels
Oil & Gas Development Co., Ltd.	578,100	1,221
		3,711
Philippines (0.9%)
Diversified Financial Services
Ayala Corp.	218,450	2,068
Diversified Telecommunication Services
Philippines Long Distance Telephone Co.	81,570	3,689
		5,757
Singapore (4.4%)
Commercial Banks
DBS Group Holdings Ltd.	282,000	3,409
Oversea-Chinese Banking Corp.	644,400	2,657
United Overseas Bank Ltd.	396,000	4,064
		10,130
Computers & Peripherals
Unisteel Technology Ltd.	1,945,500	2,511
Hotels, Restaurants & Leisure
City Developments Ltd.	419,000	2,823
Industrial Conglomerates
SembCorp Industries Ltd.	474,000	1,003
Media
Singapore Press Holdings Ltd.	268,000	692
Real Estate
CapitaCommercial Trust	162,000	225
CapitaLand Ltd.	1,500,000	4,769
CDL Hospitality Trusts (a)	3,168,700	2,115
Suntec REIT	2,173,000	2,025
United Industrial Corp., Ltd.	2,287,000	2,347
		11,481
Semiconductors & Semiconductor Equipment
Chartered Semiconductor Manufacturing Ltd. (a)	1,047,000	798
		29,438
South Korea (8.8%)
Automobiles
Hyundai Motor Co.	10,640	911
Hyundai Motor Co. (Preference)	14,630	763
		1,674
Beverages
Hite Brewery Co., Ltd.	18,760	2,320
Commercial Banks
Kookmin Bank	39,510	3,115
Shinhan Financial Group Co., Ltd.	63,350	2,855
		5,970
Construction & Engineering
GS Engineering & Construction Corp.	28,150	1,969
Food Products
Orion Corp.	8,154	1,878
Household Durables
Woongjin Coway Co., Ltd.	68,530	1,673
Household Products
Shinsegae Co., Ltd.	1,967	1,019
Insurance
Samsung Fire & Marine Insurance Co., Ltd.	16,080	2,472
Internet Software & Services
CDNetworks Co., Ltd. (a)	21,740	755
NHN Corp. (a)	14,230	1,493
		2,248
Machinery
Doosan Infracore Co., Ltd.	72,700	1,441
Hyundai Heavy Industries Co., Ltd.	23,572	3,263
Hyundai Mipo Dockyard Co., Ltd.	18,081	2,255
		6,959

Media
Cheil Communications, Inc.	7,176	1,608
Metals & Mining
Korea Zinc Co., Ltd.	17,970	1,624
Oil, Gas & Consumable Fuels
GS Holdings Corp.	30,720	1,075
SK Corp.	35,660	2,370
		3,445
Personal Products
Amorepacific Corp. (a)	3,135	1,458
Semiconductors & Semiconductor Equipment
Hynix Semiconductor, Inc. (a)	42,760	1,686
Samsung Electronics Co., Ltd.	17,558	12,321
Samsung Electronics Co., Ltd. (Preference)	6,516	3,422
		17,429
Textiles, Apparel & Luxury Goods
Cheil Industries, Inc.	40,780	1,769
Wireless Telecommunication Services
LG Telecom Ltd. (a)	214,930	2,510
SK Telecom Co., Ltd.	4,959	1,056
		3,566
		59,081
Taiwan (7.5%)
Commercial Banks
Chang Hwa Commercial Bank Ltd. (a)	6,140,000	3,701
Chinatrust Financial Holding Co., Ltd.	1,071,680	800
Taishin Financial Holdings Co., Ltd. (a)	2,453,152	1,241
		5,742
Computers & Peripherals
Acer, Inc.	856,000	1,451
Catcher Technology Co., Ltd.	269,626	2,314
High Tech Computer Corp.	50,400	1,334
Wistron Corp.	1,004,268	1,139
		6,238
Diversified Financial Services
Fubon Financial Holding Co., Ltd.	491,180	407
Electrical Equipment
Silitech Technology Corp.	1,158	6
Electronic Equipment & Instruments
Delta Electronics, Inc.	2,254,519	6,471
Everlight Electronics Co., Ltd.	820,080	2,265
Hon Hai Precision Industry Co., Ltd.	707,756	4,309
Tripod Technology Corp.	581,640	1,775
Unimicron Technology Corp.	354,440	438
		15,258
Household Durables
Tsann Kuen Enterprise Co., Ltd.	688,654	620
Insurance
Cathay Financial Holding Co., Ltd.	527,967	1,058
Shin Kong Financial Holding Co., Ltd.	1,968,908	1,811
		2,869
Leisure Equipment & Products
Largan Precision Co., Ltd.	286,593	5,871
Machinery
King Slide Works Co., Ltd.	92,400	480
Semiconductors & Semiconductor Equipment
Epistar Corp.	601,509	1,972
MediaTek, Inc.	451,000	4,279
Powerchip Semiconductor Corp.	1,026,799	656
Taiwan Semiconductor Manufacturing Co., Ltd.	2,624,000	4,733
Transced Information, Inc.	656,151	1,695
		13,335
		50,826
Thailand (1.3%)
Commercial Banks
Bangkok Bank PCL (Foreign)	359,000	1,051

Kasikornbank PCL (Foreign)	751,000	1,380
Siam Commercial Bank PCL (Foreign) (b)	809,400	1,293
		3,724
Construction & Engineering
Italian-Thai Development PCL (Foreign) (b)	3,216,600	484
Diversified Telecommunication Services
True Corp. PCL (Foreign) (a)(b)	1,955,200	468
Food & Staples Retailing
CP Seven Eleven PCL (b)	4,124,000	659
Household Durables
Land & Houses PCL (Foreign) (b)	1,685,100	334
Oil, Gas & Consumable Fuels
PTT Exploration & Production PCL (Foreign) (b)	301,000	849
PTT PCL (Foreign) (b)	227,300	1,307
		2,156
Wireless Telecommunication Services
Advanced Info Service PCL (Foreign) (b)	401,700	962
		8,787
TOTAL COMMON STOCKS (Cost $527,873)		652,442
INVESTMENT COMPANIES (1.1%)
India (1.1%)
Morgan Stanley Growth Fund (Cost $1,593) (a)(d)	8,615,401	7,569

	Face
	Amount
	(000)
SHORT-TERM INVESTMENT (3.3%)
United States (1.6%)
Repurchase Agreement
J.P. Morgan Securities, Inc., 5.25% dated 9/29/06, due 10/2/06, repurchase price $10,829 (Cost $10,824) (e)	$10,824	10,824
TOTAL INVESTMENTS + (99.7%) (Cost $540,290)		670,835
OTHER ASSETS IN EXCESS OF LIABILITIES (0.3%)		2,092
NET ASSETS (100%)		$672,927

(a)	Non-income producing security.
(b)	Security was valued at fair value — At September 30, 2006, the Fund held $9,256,000 of fair valued securities, representing 1.4% of net assets.
(c)	144A Security — Certain conditions for public sale must exist. Unless otherwise noted, these securities are deemed to be liquid.
(d)

The Morgan Stanley Growth Fund, acquired at a cost of $1,592,902 is advised by an affiliate of the Adviser. During the period ended September 30, 2006, there were no purchases or sales of this security. The Fund derived no income from this security during the period ended September 30, 2006.

(e)

Represents the Fund’s undivided interest in a joint repurchase agreement which has a total value of $1,401,259,000. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal Farm Credit Bank, 0.00% to 7.43%, due 10/2/06 to 10/23/35; Federal Home Loan Bank, 0.00% to 7.38%, due 10/2/06 to 7/15/36; Federal Home Loan Mortgage Corporation, 0.00% to 6.94%, due 10/10/06 to 9/7/21; Federal National Mortgage Association, 0.00% to 10.35%, due 10/05/06 to 3/11/19; Tennessee Valley Authority, 5.38% to 7.13%, due 11/13/08 to 4/1/36 which had a total value of $1,429,288,878. The investment in the repurchase agreement is through participation in a joint account with affiliated parties pursuant to exemptive relief received by the Fund from the SEC.

(f)	Security has been deemed illiquid at September 30, 2006.
@	Face Amount/Value is less than $500.
REIT	Real Estate Investment Trust
+

At September 30, 2006, the U.S. Federal income tax cost basis of investments was approximately $540,290,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was $130,545,000 of which $159,159,000 related to appreciated securities and $28,614,000 related to depreciated securities.

Foreign Currency Exchange Contract Information:

The Fund had the following foreign currency exchange contract(s) open at period end:

Currency to Deliver (000)		Value (000)	Settlement Date	In Exchange For (000)		Value (000)	Net Unrealized Appreciation (Depreciation) (000)
AUD	29	$22	10/4/06	USD	22	$22	$	@—

AUD — Australian Dollar

USD — United States Dollar

Item 2.  Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.  Exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Morgan Stanley Asia-Pacific Fund, Inc.
By:	/s/ Ronald E. Robison
Name:	Ronald E. Robison
Title:	Principal Executive Officer
Date:	November 21, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Ronald E. Robison
Name:	Ronald E. Robison
Title:	Principal Executive Officer
Date:	November 21, 2006

By:	/s/ James Garrett
Name:	James Garrett
Title:	Principal Financial Officer
Date:	November 21, 2006